CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Comprehensive Loss (Parethetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Other comprehensive income (loss), net of tax	¥ 0	¥ 0	¥ 0
Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Other comprehensive income (loss), net of tax	¥ 0	¥ 0	¥ 0